FOREIGN EXCHANGE POSITION (Details) - EUR (€) € in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 8,540	€ 8,800	€ 8,248
Fair value as of the balance sheet date of foreign currency total liabilities	€ 7,489	€ 8,632	€ 8,639